Other net income	12 Months Ended
Dec. 31, 2024
Other income [abstract]
Other net income
24 Other net income
In 2024, Other net income of EUR -3 million (2023: EUR -147 million; 2022: EUR -56 million) includes EUR -159 million (2023: EUR -244 million; 2022: EUR -333 million) net monetary loss reflecting the IAS 29 hyperinflation impact in Türkiye related to the indexation of Türkiye's statement of financial position and statement of profit or loss with an offsetting effect in the currency translation reserve. Other net income in 2024 also includes EUR 53 million receivable related to a prior insolvency of a financial institution in the Netherlands and a result of EUR 21 million on the sale of the remaining NNHB mortgages. Furthermore, it includes the positive recovery of defaulted receivables of EUR 27 million (2023 EUR 25 million; 2022 EUR 32 million).
In 2022, other net income includes the proceeds of the agreement with Boursorama after our exit from the retail banking market in France of EUR 125 million and a gain of EUR 67 million from a legacy entity in Retail Belgium.